Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 646	€ 699
Mining and quarrying	3,085	2,793
Manufacturing	26,925	29,327
Electricity, gas, steam and air conditioning supply	3,661	4,839
Water supply, sewerage, waste management and remediation activities	681	783
Construction	4,450	3,646
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,991	21,046
Transport and storage	5,869	4,995
Accommodation and food service activities	2,429	2,437
Information and communication	5,820	6,138
Financial and insurance activities	324,996	304,119
Real estate activities	42,200	45,410
Professional, scientific and technical activities	7,765	10,193
Administrative and support service activities	10,787	6,523
Public administration and defense, compulsory social security	17,469	21,809
Education	205	373
Human health services and social work activities	3,468	3,469
Arts, entertainment and recreation	961	872
Other service activities	11,766	9,378
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	205,164	199,583
Activities of extraterritorial organizations and bodies	53	1,896
Total	699,393	680,328
Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	14	12
Mining and quarrying	106	19
Manufacturing	557	546
Electricity, gas, steam and air conditioning supply	40	13
Water supply, sewerage, waste management and remediation activities	12	11
Construction	212	235
Wholesale and retail trade, repair of motor vehicles and motorcycles	558	426
Transport and storage	131	76
Accommodation and food service activities	35	22
Information and communication	111	43
Financial and insurance activities	474	317
Real estate activities	190	152
Professional, scientific and technical activities	125	117
Administrative and support service activities	125	59
Public administration and defense, compulsory social security	24	13
Education	2	2
Human health services and social work activities	17	18
Arts, entertainment and recreation	8	7
Other service activities	86	75
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2,120	1,930
Activities of extraterritorial organizations and bodies	1	1
Total	4,946	4,093
Stage 1 [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	538	613
Mining and quarrying	2,808	2,647
Manufacturing	23,245	26,784
Electricity, gas, steam and air conditioning supply	3,268	4,609
Water supply, sewerage, waste management and remediation activities	573	708
Construction	3,706	2,987
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,049	19,404
Transport and storage	4,760	4,259
Accommodation and food service activities	1,871	2,240
Information and communication	5,482	5,633
Financial and insurance activities	316,950	299,108
Real estate activities	38,993	42,868
Professional, scientific and technical activities	6,295	9,253
Administrative and support service activities	8,966	5,909
Public administration and defense, compulsory social security	16,648	20,972
Education	179	354
Human health services and social work activities	3,104	3,264
Arts, entertainment and recreation	874	837
Other service activities	10,548	8,707
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	183,728	182,912
Activities of extraterritorial organizations and bodies	52	1,895
Total	651,637	645,967
Stage 1 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	4	4
Manufacturing	32	32
Electricity, gas, steam and air conditioning supply	3	4
Water supply, sewerage, waste management and remediation activities	1	1
Construction	6	4
Wholesale and retail trade, repair of motor vehicles and motorcycles	21	19
Transport and storage	20	6
Accommodation and food service activities	5	5
Information and communication	12	10
Financial and insurance activities	88	95
Real estate activities	32	43
Professional, scientific and technical activities	8	8
Administrative and support service activities	14	6
Public administration and defense, compulsory social security	8	3
Education	0	0
Human health services and social work activities	4	5
Arts, entertainment and recreation	3	3
Other service activities	13	10
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	270	290
Activities of extraterritorial organizations and bodies	0	0
Total	544	549
Stage 2 [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	69	43
Mining and quarrying	115	4
Manufacturing	2,518	1,498
Electricity, gas, steam and air conditioning supply	276	160
Water supply, sewerage, waste management and remediation activities	52	11
Construction	304	208
Wholesale and retail trade, repair of motor vehicles and motorcycles	1,066	978
Transport and storage	710	488
Accommodation and food service activities	445	93
Information and communication	207	472
Financial and insurance activities	6,336	3,756
Real estate activities	2,089	1,831
Professional, scientific and technical activities	1,049	512
Administrative and support service activities	1,365	400
Public administration and defense, compulsory social security	593	794
Education	23	18
Human health services and social work activities	347	187
Arts, entertainment and recreation	78	24
Other service activities	823	387
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	16,906	12,817
Activities of extraterritorial organizations and bodies	0	0
Total	35,372	24,680
Stage 2 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	2
Mining and quarrying	4	0
Manufacturing	42	33
Electricity, gas, steam and air conditioning supply	2	5
Water supply, sewerage, waste management and remediation activities	2	0
Construction	7	4
Wholesale and retail trade, repair of motor vehicles and motorcycles	20	18
Transport and storage	18	6
Accommodation and food service activities	8	2
Information and communication	4	17
Financial and insurance activities	64	30
Real estate activities	22	13
Professional, scientific and technical activities	15	8
Administrative and support service activities	22	6
Public administration and defense, compulsory social security	5	5
Education	1	0
Human health services and social work activities	6	6
Arts, entertainment and recreation	1	0
Other service activities	12	8
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	393	330
Activities of extraterritorial organizations and bodies	0	0
Total	648	492
Stage 3 [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	39	42
Mining and quarrying	162	141
Manufacturing	1,024	923
Electricity, gas, steam and air conditioning supply	117	70
Water supply, sewerage, waste management and remediation activities	57	64
Construction	271	307
Wholesale and retail trade, repair of motor vehicles and motorcycles	830	653
Transport and storage	387	249
Accommodation and food service activities	90	31
Information and communication	131	32
Financial and insurance activities	1,159	431
Real estate activities	824	311
Professional, scientific and technical activities	223	195
Administrative and support service activities	409	189
Public administration and defense, compulsory social security	229	43
Education	3	2
Human health services and social work activities	15	15
Arts, entertainment and recreation	9	10
Other service activities	180	74
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	4,496	3,748
Activities of extraterritorial organizations and bodies	1	1
Total	10,655	7,531
Stage 3 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	12	10
Mining and quarrying	98	15
Manufacturing	479	481
Electricity, gas, steam and air conditioning supply	35	4
Water supply, sewerage, waste management and remediation activities	9	10
Construction	193	227
Wholesale and retail trade, repair of motor vehicles and motorcycles	516	389
Transport and storage	93	64
Accommodation and food service activities	22	15
Information and communication	95	16
Financial and insurance activities	285	189
Real estate activities	94	80
Professional, scientific and technical activities	97	98
Administrative and support service activities	88	52
Public administration and defense, compulsory social security	11	5
Education	1	1
Human health services and social work activities	7	7
Arts, entertainment and recreation	3	4
Other service activities	21	39
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,453	1,310
Activities of extraterritorial organizations and bodies	1	1
Total	3,614	3,015
Stage 3 POCI [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	1
Mining and quarrying	0	1
Manufacturing	138	122
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	169	144
Wholesale and retail trade, repair of motor vehicles and motorcycles	46	11
Transport and storage	12	0
Accommodation and food service activities	24	74
Information and communication	0	0
Financial and insurance activities	551	824
Real estate activities	293	399
Professional, scientific and technical activities	198	232
Administrative and support service activities	47	25
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	1	2
Arts, entertainment and recreation	1	0
Other service activities	215	210
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	34	106
Activities of extraterritorial organizations and bodies	0	0
Total	1,729	2,150
Stage 3 POCI [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	3	0
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	6	1
Wholesale and retail trade, repair of motor vehicles and motorcycles	2	0
Transport and storage	0	0
Accommodation and food service activities	0	0
Information and communication	0	0
Financial and insurance activities	37	2
Real estate activities	42	15
Professional, scientific and technical activities	5	4
Administrative and support service activities	1	(5)
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	0	0
Other service activities	40	19
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2	0
Activities of extraterritorial organizations and bodies	0	0
Total	€ 139	€ 36